Equity Method Investments and Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Feb. 29, 2012 Redbox Instant By Verizon [Member]	Mar. 31, 2013 Redbox Instant By Verizon [Member]	Jun. 30, 2013 Redbox Instant By Verizon [Member]	Dec. 31, 2012 Redbox Instant By Verizon [Member]	Jun. 30, 2012 Redbox Instant By Verizon [Member]	Mar. 31, 2012 Redbox Instant By Verizon [Member]
Schedule of Equity Method Investments [Line Items]
Description of transaction accounting method					equity method
Equity method investment, ownership percentage					35.00%		35.00%			35.00%
Payments to acquire interest in the Joint Venture					$ 14,000,000
Capital contribution to maintain certain ownership percentage					450,000,000.0
Redbox ownership interest dilution					10.00%
Payments to acquire equity method investments	0	0	14,000,000	28,350,000		14,000,000
Fair value of Redbox trademarks						30,000,000
Trademark gain	0	0	0	19,500,000		19,500,000
The transaction related costs of joint venture									4,400,000
Loss from equity method investments and amortization of differences in carrying amount and underlying equity							14,600,000		8,300,000
Due from related parties							$ 12,600,000	$ 900,000